Workforce reduction - Summary of Changes in Liabilities Resulting from the Severance Charges and Related Accruals (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Workforce reduction [Abstract]
Balance as of December 31, 2023	$ 854
Charges	5,555
Payments and other adjustments	(4,908)
Balance as of June 30, 2024	$ 1,501